CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss including noncontrolling interest	$ (2,922,286)	$ (1,966,889)	$ (4,614,348)	$ (3,998,782)	$ (9,058,906)	$ (10,683,624)
Other Comprehensive Income:
Currency translation adjustment	(34,726)	106	27,924	44,728	138,800	45,133
Total Other Comprehensive Income	(34,726)	106	27,924	44,728	138,800	45,133
Comprehensive loss	(2,957,012)	(1,966,783)	(4,586,424)	(3,954,054)	(8,920,106)	(10,638,491)
Comprehensive loss attributable to noncontrolling interest		(864)		(864)	(1,743)	(63)
Comprehensive loss attributable to T Stamp Inc.	$ (2,957,012)	$ (1,965,919)	$ (4,586,424)	$ (3,953,190)	$ (8,918,363)	$ (10,638,428)